S000094551 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Franklin Municipal Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.00%	1.05%	2.57%
Franklin Municipal Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.96%	0.95%	2.41%
Franklin Municipal Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.88%	1.50%	2.66%

[1]	Performance for the Predecessor Fund’s Class R6 shares prior to their inception (5/22/18) is derived from the historical performance of the Predecessor Fund’s Class Y shares and has not been adjusted for the lower investor servicing fees applicable to Class R6 shares; had it been adjusted, returns would have been lower.